Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2021
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Prepaid expenses and other assets
11.	Prepaid expenses and other assets

	December 31, 2021	December 31, 2020

Current Prepaid Expenses:

Prepaid expenses	$38,881	$44,130

Amounts prepaid to related parties (Note 22)	81,725	83,144
	$120,606	$127,274

Non-current Prepaid Expenses:
Prepaid Mongolian corporate tax (Note 23)	$348,171	$-
Other	500	-
	$348,671	$-